Commitments - Gross Obligation Under Put Option (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in Gross Obligation Under Put Option
Gross Obligation Under Put Option	$ 92,926	$ 73,428	$ 0
Cumulative translation adjustment	(15,669)	5,377	1,125
Put Option, Price Allocation Adjustment	(52,717)		68,750
Put Option, Transferred to acquisitions payable	(3,189)
Put Option, Purchase price allocation adjustments		2,455
Put Option, Fair Value Gain (Loss)	(3,093)	11,666	3,553
Gross Obligation Under Put Option	18,258	92,926	73,428
VBI [Member]
Changes in Gross Obligation Under Put Option
Gross Obligation Under Put Option	81,588	65,544	0
Cumulative translation adjustment	(10,782)	5,377	1,125
Put Option, Price Allocation Adjustment	(69,834)		60,866
Put Option, Transferred to acquisitions payable	0
Put Option, Purchase price allocation adjustments		0
Put Option, Fair Value Gain (Loss)	(972)	10,667	3,553
Gross Obligation Under Put Option	0	81,588	65,544
Igah IV
Changes in Gross Obligation Under Put Option
Gross Obligation Under Put Option	11,338	7,884	0
Cumulative translation adjustment	(1,694)	0	0
Put Option, Price Allocation Adjustment	0		7,884
Put Option, Transferred to acquisitions payable	(3,189)
Put Option, Purchase price allocation adjustments		2,455
Put Option, Fair Value Gain (Loss)	(3,952)	999	0
Gross Obligation Under Put Option	2,503	11,338	7,884
TRIA [Member]
Changes in Gross Obligation Under Put Option
Gross Obligation Under Put Option	0	0	0
Cumulative translation adjustment	(3,193)	0	0
Put Option, Price Allocation Adjustment	17,117		0
Put Option, Transferred to acquisitions payable	0
Put Option, Purchase price allocation adjustments		0
Put Option, Fair Value Gain (Loss)	1,831	0	0
Gross Obligation Under Put Option	$ 15,755	$ 0	$ 0